Other Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Schedule of other reserves

In thousands of USD	Share-based payment capital reserves	Exchange difference on net investment in foreign operations	Fair value reserve of financial assets at FVOCI	Currency translation adjustment	Total other reserves
As of January 1, 2020	129,453	(76,942)	—	74,938	127,449
Other comprehensive loss	—	(84,884)	—	95,136	10,252
Total comprehensive loss for the year	—	(84,884)	—	95,136	10,252
Share-based payments	12,681	—	—	—	12,681
Exercise of options	(6,379)	—	—	—	(6,379)
Capital revaluation	(71)	(13)	—	—	(84)
Change in Non-controlling interests	—	(63)	—	15	(48)
As of December 31, 2020	135,684	(161,902)	—	170,089	143,871
Other comprehensive loss	—	(3,554)	(3,941)	(12,306)	(19,801)
Total comprehensive loss for the year	—	(3,554)	(3,941)	(12,306)	(19,801)
Share-based payments	43,451	—	—	—	43,451
Exercise of options	(2,846)	—	—	—	(2,846)
As of December 31, 2021	176,289	(165,456)	(3,941)	157,783	164,675
Other comprehensive loss	—	(182,489)	(5,672)	178,903	(9,258)
Total comprehensive loss for the period	—	(182,489)	(5,672)	178,903	(9,258)
Share-based payments	9,237	—	—	—	9,237
Exercise of options	(1,480)	—	—	—	(1,480)
As of December 31, 2022	184,046	(347,945)	(9,613)	336,686	163,174